PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 25,072	$ 24,332
Property, plant and equipment at end of period	26,307	25,072
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	54,425	51,156
Additions and transfers from construction in process	4,745	4,749
Acquisitions from business combinations	995
Disposals and other	1,947	1,480
Property, plant and equipment at end of period	58,218	54,425
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(29,353)	(26,824)
Depreciation	4,245	4,073
Disposals and other	(1,687)	(1,544)
Property, plant and equipment at end of period	(31,911)	(29,353)
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,377	21,771
Property, plant and equipment at end of period	23,208	22,377
Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	50,378	47,412
Additions and transfers from construction in process	3,863	4,100
Acquisitions from business combinations	874
Disposals and other	1,694	1,134
Property, plant and equipment at end of period	53,421	50,378
Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(28,001)	(25,641)
Depreciation	3,790	3,665
Disposals and other	(1,578)	(1,305)
Property, plant and equipment at end of period	(30,213)	(28,001)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,695	2,561
Property, plant and equipment at end of period	3,099	2,695
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,047	3,744
Additions and transfers from construction in process	882	649
Acquisitions from business combinations	121
Disposals and other	253	346
Property, plant and equipment at end of period	4,797	4,047
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,352)	(1,183)
Depreciation	455	408
Disposals and other	(109)	(239)
Property, plant and equipment at end of period	(1,698)	(1,352)
Land and buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,291	973
Property, plant and equipment at end of period	1,853	1,291
Land and buildings | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,005	1,447
Additions and transfers from construction in process	45	296
Acquisitions from business combinations	652
Disposals and other	18	(262)
Property, plant and equipment at end of period	2,684	2,005
Land and buildings | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(714)	(474)
Depreciation	118	106
Disposals and other	(1)	134
Property, plant and equipment at end of period	(831)	(714)
Cable and wireless network | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14,808	14,459
Property, plant and equipment at end of period	15,529	14,808
Cable and wireless network | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	32,150	30,499
Additions and transfers from construction in process	2,916	2,466
Acquisitions from business combinations	0
Disposals and other	870	815
Property, plant and equipment at end of period	34,196	32,150
Cable and wireless network | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(17,342)	(16,040)
Depreciation	2,146	2,068
Disposals and other	(821)	(766)
Property, plant and equipment at end of period	(18,667)	(17,342)
Computer equipment and software | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,926	2,341
Property, plant and equipment at end of period	2,282	1,926
Computer equipment and software | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,914	7,931
Additions and transfers from construction in process	1,256	425
Acquisitions from business combinations	20
Disposals and other	576	442
Property, plant and equipment at end of period	8,614	7,914
Computer equipment and software | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,988)	(5,590)
Depreciation	908	866
Disposals and other	(564)	(468)
Property, plant and equipment at end of period	(6,332)	(5,988)
Cable and wireless networks | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	788	930
Property, plant and equipment at end of period	749	788
Cable and wireless networks | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,205	3,003
Additions and transfers from construction in process	365	285
Acquisitions from business combinations	0
Disposals and other	(6)	83
Property, plant and equipment at end of period	3,576	3,205
Cable and wireless networks | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,417)	(2,073)
Depreciation	477	492
Disposals and other	(67)	(148)
Property, plant and equipment at end of period	(2,827)	(2,417)
Leasehold improvements | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	347	370
Property, plant and equipment at end of period	406	347
Leasehold improvements | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	843	817
Additions and transfers from construction in process	21	37
Acquisitions from business combinations	92
Disposals and other	71	11
Property, plant and equipment at end of period	885	843
Leasehold improvements | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(496)	(447)
Depreciation	51	63
Disposals and other	(68)	(14)
Property, plant and equipment at end of period	(479)	(496)
Equipment and vehicles | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	483	434
Property, plant and equipment at end of period	592	483
Equipment and vehicles | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,527	1,451
Additions and transfers from construction in process	139	121
Acquisitions from business combinations	70
Disposals and other	67	45
Property, plant and equipment at end of period	1,669	1,527
Equipment and vehicles | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,044)	(1,017)
Depreciation	90	70
Disposals and other	(57)	(43)
Property, plant and equipment at end of period	(1,077)	(1,044)
Construction in process | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,734	2,264
Property, plant and equipment at end of period	1,797	2,734
Construction in process | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,734	2,264
Additions and transfers from construction in process		470
Additions and transfers from construction in process	(879)
Acquisitions from business combinations	40
Disposals and other	98	0
Property, plant and equipment at end of period	1,797	2,734
Construction in process | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Disposals and other	0	0
Property, plant and equipment at end of period	$ 0	$ 0